SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 93.4%
	Alabama — 3.2%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2024 - 9/1/2026	$ 385,000	$ 430,610
	Alabama Public School and College Authority, Series A, 5.00% due 11/1/2025	1,000,000	1,171,827
[a]	Black Belt Energy Gas District, Series B, 4.00% due 10/1/2052 (put 12/1/2026)	1,000,000	1,131,972
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	1,500,000	1,549,677
	Southeast Energy Authority A Cooperative District (Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 10/1/2025	1,100,000	1,223,307
	Arizona — 1.8%
[a]	Arizona HFA, Series B, 0.35% (MUNIPSA + 0.25%) due 1/1/2046 (put 11/4/2026)	1,000,000	996,214
	Arizona Transportation Board, 5.00% due 7/1/2025	1,010,000	1,167,254
[a]	Maricopa County (Banner Health Obligated Group) IDA, Series B, 0.48% (MUNIPSA + 0.38%) due 1/1/2035 (put 10/18/2022)	890,000	893,425
	California — 1.5%
	California Municipal Finance Authority (Insured: BAM), 5.00% due 5/15/2024	400,000	441,858
	Orange County Transportation Authority, 5.00% due 10/15/2024	1,500,000	1,689,857
	State of California GO, 5.00% due 2/1/2024	500,000	525,077
	Colorado — 4.5%
	Board of Water Commissioners City & County of Denver, Series B, 5.00% due 9/15/2025	1,150,000	1,342,128
[a]	Colorado (Adventist Health System/Sunbelt Obligated Group) HFA, Series C, 5.00% due 11/15/2036 (put 11/15/2026)	800,000	963,975
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2022 - 12/1/2024	365,000	400,976
[a]	E-470 Public Highway Authority, Series B, 0.384% (SOFR + 0.35%) due 9/1/2039 (put 9/1/2024)	2,000,000	1,999,320
	Interlocken Metropolitan District (Insured: AGM) GO, Series A-1, 5.00% due 12/1/2022 - 12/1/2023	1,425,000	1,517,458
[a]	University of Colorado (Green Bond), 2.00% due 6/1/2051 (put 10/15/2026)	1,425,000	1,513,352
	Connecticut — 2.3%
[a]	Connecticut State Health & Educational Facilities Authority (Yale University), Series 2015-A, 0.375% due 7/1/2035 (put 7/12/2024)	1,000,000	997,615
	State of Connecticut GO, Series C, 5.00% due 6/15/2022	715,000	730,138
	State of Connecticut Special Tax Revenue, Series C, 5.00% due 10/1/2022	680,000	703,954
	University of Connecticut, Series A, 5.00% due 2/15/2022	1,580,000	1,588,529
	District of Columbia — 0.5%
	District of Columbia (Federal Highway Grant Anticipation), 5.00% due 12/1/2025	685,000	803,930
	Florida — 2.9%
	Broward County School Board (Educational Facilities) COP, Series A, 5.00% due 7/1/2024	1,415,000	1,573,975
[a]	Escambia County (International Paper Co.), 2.00% due 11/1/2033 (put 10/1/2024)	775,000	800,927
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	1,000,000	1,161,932
	State of Florida (Department of Transportation Right-of-Way Acquisition & Bridge Construction) GO, Series B, 5.00% due 7/1/2023	255,000	272,962
	State of Florida GO, Series C, 5.00% due 6/1/2025	1,000,000	1,153,816
	Georgia — 3.0%
	Georgia State Road & Tollway Authority, 5.00% due 6/1/2024	1,000,000	1,109,711
	Main Street Natural Gas Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2022	1,000,000	1,016,044
	Main Street Natural Gas Inc. (Guaranty: Royal Bank of Canada), Series A, 4.00% due 9/1/2026	400,000	453,848
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2024	1,430,000	1,555,833
[a]	Private Colleges & Universities Authority (Emory University), Series B, 0.52% (MUNIPSA + 0.42%) due 10/1/2039 (put 8/16/2022)	1,000,000	993,560
	Illinois — 3.9%
	Chicago Park District GO, Series B, 5.00% due 1/1/2022	400,000	400,000
	City of Chicago (Water System), Series 2017-2, 5.00% due 11/1/2022	600,000	622,465
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.00% due 12/1/2023	500,000	538,326
	Cook County School District No. 170 Chicago Heights (Insured: AGM) GO, Series D, 5.00% due 12/1/2022	1,500,000	1,562,184
	State of Illinois (State Facilities Improvements) GO,
	5.00% due 3/1/2022	575,000	579,316
	Series A, 5.00% due 10/1/2022	1,000,000	1,034,265
	Series D, 5.00% due 11/1/2024	1,000,000	1,120,200
	Village of Tinley Park GO, 5.00% due 12/1/2024	870,000	947,593
	Indiana — 2.6%
	Carmel Local Public Improvement Bond Bank, Series A, 4.00% due 7/15/2024 - 7/15/2025	940,000	1,038,897
	Columbus Multi School Building Corp., 4.00% due 1/15/2024 - 1/15/2025	1,730,000	1,878,231
[a]	Indiana Finance Authority (Indiana University Health, Inc. Obligated Group), Series 2011L, 0.70% due 12/1/2046 (put 1/1/2026)	1,500,000	1,505,317
	Kentucky — 0.6%
	County of Trimble (Louisville Gas and Electric Co.), Series A, 0.625% due 9/1/2026	1,000,000	988,874
	Louisiana — 2.8%
	City of Shreveport Water & Sewer Revenue (Insured: BAM), Series C, 5.00% due 12/1/2023	860,000	934,916
[a]	Louisiana Offshore Terminal Authority (Loop LLC), 1.65% due 9/1/2027 (put 12/1/2023)	1,500,000	1,528,157
[a]	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series B, 5.00% due 5/15/2050 (put 5/15/2025)	875,000	997,621
[a]	Parish of St. Charles (Valero Energy Corp. Refinery; Guaranty: Valero Energy Corp.), 4.00% due 12/1/2040 (put 6/1/2022)	1,300,000	1,317,854

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Maryland — 1.0%
	County of Washington (Diakon Lutheran Social Ministries Obligated Group), Series B, 5.00% due 1/1/2022 - 1/1/2023	$ 510,000	$ 522,667
	Maryland Health & Higher Educational Facilities Authority (UPMC Obligated Group), Series B, 5.00% due 4/15/2022 - 4/15/2024	1,200,000	1,258,813
	Massachusetts — 3.4%
	City of Haverhill (State Aid Withholding) GO, 1.00% due 9/1/2022	1,857,000	1,864,987
	City of Methuen (Bans) (State Aid Withholding) GO, 1.00% due 9/1/2022	866,000	869,905
[a]	Commonwealth of Massachusetts GO, Series A, 5.00% due 6/1/2044 (put 6/1/2023)	1,000,000	1,067,142
[a]	Massachusetts (President & Trustees of Williams College) DFA, Series N, 0.45% due 7/1/2041 (put 7/1/2025)	1,500,000	1,498,758
	University of Massachusetts Building Authority (University of Massachusetts), Series 2021-1, 5.00% due 11/1/2024	500,000	565,182
	Michigan — 0.2%
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2022	300,000	306,384
	Minnesota — 0.6%
[a]	Minnesota Housing Finance Agency (Residential Single Family Development; Collateralized: GNMA, FNMA, FHLMC), Series H, 0.65% (MUNIPSA + 0.55%) due 7/1/2041 (put 12/12/2023)	1,000,000	1,016,433
	Mississippi — 0.2%
	Mississippi Development Bank (Jackson Public School District; Insured: BAM), 5.00% due 10/1/2022	375,000	388,529
	Nebraska — 1.6%
[a]	Central Plains Energy Project, 4.00% due 12/1/2049 (put 8/1/2025)	1,500,000	1,663,068
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	1,000,000	1,079,851
	Nevada — 1.8%
[a]	County of Clark (Nevada Power Co.), 1.65% due 1/1/2036 (put 3/31/2023)	500,000	507,564
	County of Washoe GO, 5.00% due 7/1/2024	1,470,000	1,637,989
	Las Vegas Valley Water District GO, Series B, 5.00% due 6/1/2023	900,000	959,430
	New Jersey — 5.0%
	City of Newark GO, Series E, 1.25% due 10/3/2022	2,000,000	2,013,606
	Hudson County Improvement Authority, Series C-1, 1.00% due 8/16/2022	2,000,000	2,009,814
	New Jersey (Middlesex Water Co) EDA, Series A, 5.00% due 10/1/2023	1,500,000	1,609,329
	New Jersey EDA, Series QQQ, 5.00% due 6/15/2022 - 6/15/2024	205,000	217,878
	State of New Jersey (COVID-19 GO Emergency Bonds) GO,
	Series A,
	4.00% due 6/1/2023	1,000,000	1,049,905
	5.00% due 6/1/2024 - 6/1/2025	1,500,000	1,699,383
	New Mexico — 7.1%
	Albuquerque Municipal School District No 12 (State Aid Withholding) GO, Series B, 5.00% due 8/1/2024	1,000,000	1,116,341
	City of Albuquerque GO, Series A, 5.00% due 7/1/2022	300,000	307,152
	City of Farmington (Public Service Co. of New Mexico),
[a]	Series A, 0.875% due 6/1/2040 (put 10/1/2026)	1,000,000	990,703
[a]	Series B, 2.125% due 6/1/2040 (put 6/1/2022)	1,225,000	1,232,417
[a]	Series D, 1.10% due 6/1/2040 (put 6/1/2023)	500,000	502,967
	Lea County Public School District No 8 Eunice (State Aid Withholding) GO, 5.00% due 9/15/2022	2,500,000	2,583,400
[a]	New Mexico Mortgage Finance Authority (JLG Central 217 LLLP), 0.53% due 11/1/2024 (put 5/1/2024)	2,000,000	1,998,676
	New Mexico Municipal Energy Acquisition Authority, Series A, 4.00% due 5/1/2022 - 11/1/2022	1,375,000	1,402,237
	Santa Fe Public School District GO, 4.00% due 8/1/2024	1,250,000	1,362,719
	State of New Mexico Severance Tax Permanent Fund,
	Series A, 5.00% due 7/1/2023	240,000	256,691
	Series B, 4.00% due 7/1/2023	240,000	253,123
	University of New Mexico, Series A, 5.00% due 6/1/2023	280,000	298,432
	New York — 8.8%
	County of Suffolk (Insured: AGM) GO, Series A, 2.125% due 5/1/2024	250,000	255,855
	County of Suffolk (Insured: BAM) GO, Series D, 5.00% due 10/15/2025	750,000	872,977
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	1,500,000	1,525,929
[a]	Nassau County Local Economic Assistance Corp. (Park Lake Hempstead L.P.), 0.30% due 11/1/2024 (put 11/1/2023)	2,000,000	2,002,622
	New York City Transitional Finance Authority Future Tax Secured Revenue,
	5.00% due 11/1/2024	1,000,000	1,130,078
	Series D, 5.00% due 11/1/2024 - 11/1/2025	2,000,000	2,300,018
	New York State Dormitory Authority (School District Bond Financing Program) (State Aid Withholding), Series F, 5.00% due 10/1/2022	800,000	827,923
	New York State Dormitory Authority (St. John’s University), Series A, 5.00% due 7/1/2026	300,000	353,757
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series A, 5.00% due 2/15/2025	1,000,000	1,098,496
	New York State Environmental Facilities Corp. (State of New York State Revolving Fund), 5.00% due 5/15/2025	500,000	554,372
	New York State Housing Finance Agency (Green Bond), Series I, 2.70% due 11/1/2023	1,000,000	1,037,340
	New York State Urban Development Corp., Series D, 5.00% due 3/15/2024	1,000,000	1,056,803
	Oneida County Local Development Corp. (Utica College), 5.00% due 7/1/2022 - 7/1/2024	825,000	875,567
	Town of Oyster Bay GO, 4.00% due 3/1/2023	850,000	885,433

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Westchester County Local Development Corp. (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	$ 425,000	$ 450,710
	North Carolina — 0.7%
	County of New Hanover, 4.00% due 8/1/2025	1,000,000	1,124,054
	North Dakota — 2.3%
	County of McKenzie, 5.00% due 8/1/2022	1,000,000	1,026,863
[a]	North Dakota Housing Finance Agency, 0.30% (MUNIPSA + 0.20%) due 1/1/2043 (put 7/1/2024)	2,000,000	2,031,708
	University of North Dakota (Insured: AGM) COP, Series A, 5.00% due 6/1/2024	800,000	886,099
	Ohio — 3.8%
[a]	American Municipal Power, Inc. (AMP Fremont Energy Center), Series A2, 1.00% due 2/15/2048 (put 8/15/2024)	2,000,000	2,025,486
	City of Columbus GO, Series A, 5.00% due 4/1/2022	1,200,000	1,213,850
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2023	3,130,000	3,231,558
	Oklahoma — 0.1%
	Muskogee Industrial Trust (Muskogee County ISD No. 20), 5.00% due 9/1/2023	200,000	213,886
	Oregon — 0.3%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 0.35% due 10/1/2061 (put 1/7/2022)	600,000	600,000
	Pennsylvania — 3.4%
[a]	Bethlehem Area School District Authority (State Aid Withholding), Series B, 0.384% (SOFR + 0.35%) due 7/1/2031 (put 11/1/2025)	2,000,000	1,982,408
	City of Lancaster PA (Insured: AGM) GO, Series A, 4.00% due 11/1/2022	385,000	396,628
	East Hempfield Township (Student Services, Inc.) IDA, 5.00% due 7/1/2047 (pre-refunded 7/1/2025)	1,750,000	2,019,556
[a]	Pennsylvania (Waste Management Obligated Group; Guaranty: Waste Management, Inc.) EDFA, 0.95% due 12/1/2033 (put 12/1/2026)	1,000,000	1,000,898
	Philadelphia Authority for Industrial Development, 5.00% due 5/1/2022	400,000	405,802
	Rhode Island — 0.6%
	City of Cranston RI GO, Series 1, 1.00% due 8/23/2022	1,000,000	1,005,044
	South Dakota — 0.4%
	South Dakota Health & Educational Facilities Authority (Monument Health Obligated Group), Series A, 5.00% due 9/1/2023 - 9/1/2024	685,000	753,014
	Tennessee — 0.8%
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series C, 5.00% due 2/1/2023	1,310,000	1,369,378
	Texas — 15.1%
	City of Conroe GO, 5.00% due 3/1/2022 - 3/1/2024	465,000	496,375
	City of Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	803,917
	City of Lubbock Electric Light & Power System Revenue, 5.00% due 4/15/2022	1,500,000	1,519,795
	City of San Antonio TX Electric & Gas Systems Revenue, 5.25% due 2/1/2025	1,000,000	1,145,273
	Comal (Insured: PSF-GTD) ISD GO, 5.00% due 2/1/2024	500,000	547,648
[a]	Cypress-Fairbanks (Insured: PSF-GTD) ISD GO, Series B-1, 1.25% due 2/15/2036 (put 8/15/2022)	925,000	930,369
[a]	Deer Park ISD (Guaranty: PSF-GTD) GO, 0.16% due 10/1/2042 (put 10/3/2022)	1,500,000	1,498,790
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (put 8/1/2024)	1,000,000	1,039,971
	Goose Creek (Insured: PSF-GTD) ISD GO,
	Series B,
[a]	0.15% due 10/1/2049 (put 10/3/2022)	1,500,000	1,498,257
[a]	0.60% due 2/15/2035 (put 8/17/2026)	1,000,000	993,688
[a]	Houston (Guaranty: PSF-GTD) ISD GO, Series A-2, 2.25% due 6/1/2039 (put 6/1/2022)	260,000	261,946
[a]	Houston (Insured: PSF-GTD) ISD GO, Series B, 3.00% due 6/1/2036 (put 6/1/2024)	1,500,000	1,595,979
	Little Elm (Guaranty: PSF-GTD) ISD GO, 5.00% due 8/15/2022	1,300,000	1,337,332
	Lower Colorado River Authority, 5.00% due 5/15/2024	725,000	801,601
[a]	New Caney (Insured: PSF-GTD) ISD GO, 1.25% due 2/15/2050 (put 8/15/2024)	1,000,000	1,020,749
[a]	North East (Guaranty: PSF-GTD) ISD GO, 2.375% due 8/1/2047 (put 8/1/2022)	285,000	288,482
	Odessa Junior College District (Insured: AGM), 4.00% due 7/1/2025	400,000	447,157
	Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word) ETM, 5.00% due 12/1/2022	1,000,000	1,042,770
[a]	Pflugerville (Insured: PSF-GTD) ISD GO, Series A, 2.25% due 8/15/2037 (put 8/15/2022)	1,200,000	1,214,291
	Port Arthur ISD (Insured: AGM) GO, 5.00% due 2/15/2023 - 2/15/2024	925,000	1,000,425
[a]	Prosper (Guaranty: PSF-GTD) ISD GO, Series B, 2.00% due 2/15/2050 (put 8/15/2023)	750,000	768,451
	San Antonio Water System,
[a]	Series 2013F, 1.00% due 5/1/2043 (put 11/1/2026)	2,500,000	2,539,257
[a]	Series A, 2.625% due 5/1/2049 (put 5/1/2024)	1,080,000	1,136,759
[a]	Series B, 2.00% due 5/1/2044 (put 11/1/2022)	405,000	410,892
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2022 - 12/15/2024	1,610,000	1,735,316
	Utah — 0.3%
[a]	County of Utah (IHC Health Services, Inc. Obligated Group), Series B-1, 5.00% due 5/15/2056 (put 8/1/2022)	500,000	507,657
	Virginia — 1.9%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,985
	Hampton Roads Transportation Accountability Commission, Series A, 5.00% due 7/1/2026	1,500,000	1,790,281
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2022 - 1/1/2024	1,000,000	1,049,510

SCHEDULE OF INVESTMENTS, Continued
Thornburg Short Duration Municipal Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Washington — 2.0%
	Central Puget Sound Regional Transit Authority (Green Bond), Series S1, 5.00% due 11/1/2025	$1,000,000	$ 1,165,154
	King County Housing Authority, 2.00% due 6/1/2022 - 6/1/2023	1,430,000	1,452,294
	State of Washington GO, Series 2021A, 5.00% due 6/1/2024	500,000	555,513
	University of Washington, 5.00% due 4/1/2023	300,000	317,407
	West Virginia — 1.4%
	County of Mason (Appalachian Power Co.), Series L, 2.75% due 10/1/2022	1,000,000	1,015,149
[a]	West Virginia (Appalachian Power Co.) EDA, Series A, 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,436,219
	Wisconsin — 1.0%
	Public Finance Authority, 4.00% due 10/1/2025 - 10/1/2026	590,000	656,448
[a]	Wisconsin Housing & EDA, Series B, 0.40% due 5/1/2045 (put 11/1/2023)	1,000,000	997,949
	Total Long-Term Municipal Bonds — 93.4% (Cost $160,479,884)		161,013,920
	Short-Term Municipal Bonds — 5.9%
	Florida — 0.6%
[a]	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc), Series B, 0.10% due 10/1/2042 (put 1/3/2022)	1,000,000	1,000,000
	Nevada — 0.8%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1120, 0.35% due 11/1/2061 (put 1/7/2022)	1,330,000	1,330,000
	New York — 2.8%
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank N.A.), Series E4, 0.08% due 2/1/2045 (put 1/3/2022)	800,000	800,000
[a]	New York City Water & Sewer System (LOC Citibank N.A.), Series F, 0.07% due 6/15/2035 (put 1/3/2022)	4,000,000	4,000,000
	Oregon — 0.6%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 0.35% due 10/1/2061 (put 1/7/2022)	1,070,000	1,070,000
	Texas — 1.1%
[a,b]	Tender Option Bond Trust Receipts/Certificates (LOC Deutsche Bank A.G.), Series 2021-XF1102, 0.35% due 7/1/2061 (put 1/7/2022)	2,000,000	2,000,000
	Total Short-Term Municipal Bonds — 5.9% (Cost $10,200,000)		10,200,000
	Total Investments — 99.3% (Cost $170,679,884)		$171,213,920
	Other Assets Less Liabilities — 0.7%		1,162,436
	Net Assets — 100.0%		$172,376,356

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $5,000,000, representing 2.90% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
PSF-GTD	Guaranteed by Permanent School Fund
SOFR	Secured Overnight Financing Rate
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Short Duration Municipal Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Short Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.